SCHEDULE OF CONSOLIDATED STATEMENT OF CASHFLOWS (Details) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (204,298)	$ (1,336,541)	$ (3,577,621)	$ (120,522)	$ (288,736)	$ 82,193	$ (4,914,162)	$ (5,118,460)	$ (327,065)	$ (370,438)	$ (268,604)
Adjustments to reconcile net loss to net cash provided by operating activities:
Stock compensation							4,120,000	4,180,000
Stock charitable donation							80,000	80,000
Issuance of warrants							361,724	361,724
Depreciation	550	606		495			1,101	1,651	2,188	2,683	1,414
Amortization of debt discount				3,654			5,694	5,694	3,654	11,306
Changes in operating assets and liabilities:
Accounts receivable							(77,392)	7,384	(3,558)	23,480	(30,854)
Right-of-use asset							11,428	17,266	(114,460)	(108,863)
Other current assets							7,086	(83,013)	(25,817)	(20,439)	16,915
Other asset							(25,000)	(25,000)	(3,000)	(3,000)
Accounts payable and accrued liabilities							(41,702)	98,831	12,002	(108,534)	102,265
Deferred revenue							17,506	17,506	5,908	45,503	63,009
Right-of-use liabilities							(10,784)	(16,403)	115,310	110,138
Net cash (used in) operating activities							(464,501)	(472,820)	(334,838)	(418,164)	(138,387)
Cash flows from investing activities:
Purchase of fixed assets							(1,900)	(1,900)
Cash flows from investing activities							(1,900)	(1,900)
Cash flows from financing activities:
Proceeds from SBA EIDL loan									100	100	314,700
Repayments of line of credit							(7,654)	(16,718)
Stock issuance for cash							480,000	505,000
Owner Investment
Borrowings in debt									29,282
Principal payments on debt									(4,227)
Shareholders’ distributions							(140)	(140)	616		(7,322)
Net cash provided by financing activities							472,206	488,142	138,271	200,561	307,378
Net change in cash							5,805	13,422	(196,567)	(217,603)	168,991
Cash, beginning of period	16,134		10,329			$ 227,932	10,329	10,329	227,932	227,932	58,941
Cash, end of period	23,751	16,134		$ 31,365			16,134	23,751	31,365	10,329	227,932
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest								20,205		4,490
Cash paid for taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Debt discount related to loans payable
Loan forgiveness and reclassified to NCI
NON-CASH ACTIVITIES
Reclassification of long-term loan to short term loan							170,000	170,000
Cancellation of common stocks - related party							78,800	78,800
Stock issued for subscription receivable							25,000
Previously Reported [Member]
Cash flows from operating activities:
Net income (loss)		(974,817)					(4,552,438)
Adjustments to reconcile net loss to net cash provided by operating activities:
Stock compensation							4,120,000
Stock charitable donation							80,000
Issuance of warrants
Depreciation		606					1,101
Amortization of debt discount							5,694
Changes in operating assets and liabilities:
Accounts receivable							(77,392)
Right-of-use asset							11,428
Other current assets							7,086
Other asset							(25,000)
Accounts payable and accrued liabilities							(41,702)
Deferred revenue							17,506
Right-of-use liabilities							(10,784)
Net cash (used in) operating activities							(464,501)
Cash flows from investing activities:
Purchase of fixed assets							(1,900)
Cash flows from investing activities							(1,900)
Cash flows from financing activities:
Proceeds from SBA EIDL loan
Repayments of line of credit							(7,654)
Stock issuance for cash							480,000
Owner Investment
Borrowings in debt
Principal payments on debt
Shareholders’ distributions							(140)
Net cash provided by financing activities							472,206
Net change in cash							5,805
Cash, beginning of period	16,134		10,329				10,329	10,329
Cash, end of period		16,134					16,134			10,329
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Debt discount related to loans payable
Loan forgiveness and reclassified to NCI
NON-CASH ACTIVITIES
Reclassification of long-term loan to short term loan							170,000
Cancellation of common stocks - related party							78,800
Stock issued for subscription receivable							25,000
Revision of Prior Period, Adjustment [Member]
Cash flows from operating activities:
Net income (loss)		(361,724)					(361,724)
Adjustments to reconcile net loss to net cash provided by operating activities:
Stock compensation
Stock charitable donation
Issuance of warrants							361,724
Depreciation
Amortization of debt discount
Changes in operating assets and liabilities:
Accounts receivable
Right-of-use asset
Other current assets
Other asset
Accounts payable and accrued liabilities
Deferred revenue
Right-of-use liabilities
Net cash (used in) operating activities
Cash flows from investing activities:
Purchase of fixed assets
Cash flows from investing activities
Cash flows from financing activities:
Proceeds from SBA EIDL loan
Repayments of line of credit
Stock issuance for cash
Owner Investment
Borrowings in debt
Principal payments on debt
Shareholders’ distributions
Net cash provided by financing activities
Net change in cash
Cash, beginning of period
Cash, end of period
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Debt discount related to loans payable
Loan forgiveness and reclassified to NCI
NON-CASH ACTIVITIES
Reclassification of long-term loan to short term loan
Cancellation of common stocks - related party
Stock issued for subscription receivable